Summary of material accounting policies - Property and equipment (Details)	12 Months Ended
Dec. 31, 2025
Furniture and office equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	3 years
Furniture and office equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Building
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	25 years